Cover Page	6 Months Ended
Jun. 30, 2023
Cover Page
Document Type	S-1/A
Entity Registrant Name	DRILLING TOOLS INTERNATIONAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	1389
Entity Tax Identification Number	87-2488708
Entity Address, Address Line One	3701 Briarpark Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Houston
Entity Address State Or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	832
Local Phone Number	742-8500
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001884516
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Business Contact [Member]
Cover Page
Entity Address, Address Line One	3701 Briarpark Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Houston
Entity Address State Or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	832
Local Phone Number	742-8500
Contact Personnel Name	R. Wayne Prejean